Income Tax (Details Narrative 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Tax Details Narrative 2
Tax liability carry fowrward	$ 2,602	$ 2,602
Liability for unrecognized tax benefits	1,170
Penalty for unrecognized tax benefits	$ 994